JANUARY 31, 2000
AS SUPPLEMENTED
MAY 23, 2000


ASSET CLASSES

 *   EQUITY FUNDS

 *   FUNDS OF FUNDS

(*)  BOND FUNDS

 *   TAX FREE BOND FUNDS

 *   MONEY MARKET FUNDS


PROSPECTUS

FIRST AMERICAN INVESTMENT FUNDS, INC.


FIRST AMERICAN
    BOND
        FUNDS

CLASS Y SHARES


CORPORATE BOND FUND
FIXED INCOME FUND
INTERMEDIATE TERM INCOME FUND
LIMITED TERM INCOME FUND
STRATEGIC INCOME FUND


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

Table of
CONTENTS


FUND SUMMARIES
--------------------------------------------------------------------------------
  Corporate Bond Fund                                               2
--------------------------------------------------------------------------------
  Fixed Income Fund                                                 4
--------------------------------------------------------------------------------
  Intermediate Term Income Fund                                     6
--------------------------------------------------------------------------------
  Limited Term Income Fund                                          8
--------------------------------------------------------------------------------
  Strategic Income Fund                                            10
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying and Selling Shares                                        13
--------------------------------------------------------------------------------
  Managing Your Investment                                         14
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                       15
--------------------------------------------------------------------------------
  More About the Funds                                             17
--------------------------------------------------------------------------------
  Financial Highlights                                             20
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FOR MORE INFORMATION                                       Back Cover
--------------------------------------------------------------------------------

Fund Summaries
INTRODUCTION


This section of the prospectus describes the objectives of the First American Bond Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.


AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                                                               1
PROSPECTUS - First American Bond Funds
             Class Y Shares

Fund Summaries
CORPORATE BOND FUND

--------------------------------------------------------------------------------
OBJECTIVE

Corporate Bond Fund's objective is to provide investors with a high level of current income consistent with prudent risk to capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Corporate Bond Fund will invest primarily (at least 65% of its total assets) in corporate debt obligations, the Fund will also invest in a combination of:


* U.S. dollar denominated debt obligations of foreign issuers.

* securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

* mortgage- and asset-backed securities.

Fund managers employ a bottom-up approach to investing, evaluating individual securities before considering the impact of economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

The fund invests primarily in securities rated investment grade at the time of purchase or in unrated securities of comparable quality. However, up to 35% of the fund's securities may be rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. Unrated securities will not exceed 25% of the fund's total assets. Quality determinations regarding these securities will be made by the fund's advisor.

The fund may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of four to nine years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.


--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in "More About The Funds -- Investment Strategies" Section.

Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. For additional explanation, see "Prepayment Risk" and "Extension Risk" in the "More About The Funds -- Investment Strategies" Section.

Foreign Security Risk
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of High-Yield Securities
A significant portion of the fund's portfolio may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Because Corporate Bond Fund shares were not offered prior to the date of this prospectus, no performance information is presented for these shares.


                                                                               2
PROSPECTUS - First American Bond Funds
             Class Y Shares

Fund Summaries
CORPORATE BOND FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                               None

  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.70%
  Distribution and Service (12b-1) Fees                                     None
  Other Expenses(1)                                                        0.19%
  TOTAL(2)                                                                 0.89%
--------------------------------------------------------------------------------

(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.50%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $ 91
 3 years                                                                    $284


                                                                               3
PROSPECTUS - First American Bond Funds
             Class Y Shares

Fund Summaries
FIXED INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Fixed Income Fund's objective is to provide investors with high current income consistent with limited risk to capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Fixed Income Fund invests in investment grade debt securities, such as:

* U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.

* mortgage- and asset-backed securities.

* corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

At least 65% of the fund's total assets will be invested in fixed rate obligations. The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.


--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in the "More About The Funds -- Investment Strategies" Section.

Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. For additional explanation, see "Prepayment Risk" and "Extension Risk" in the "More About The Funds -- Investment Strategies" Section.

Foreign Security Risk
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Dollar Roll Transactions
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               4
PROSPECTUS - First American Bond Funds
             Class Y Shares

Fund Summaries
FIXED INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

[BAR CHART]

17.29%     3.46%     8.85%     8.93%    -2.76%
----------------------------------------------
 1995      1996      1997      1998      1999

Best Quarter:     Quarter ending    June 30, 1995        6.13%
Worst Quarter:    Quarter ending    March 31, 1996      (1.63)%

AVERAGE ANNUAL TOTAL RETURNS      Inception                                Since
AS OF 12/31/99                         Date   One Year    Five Years   Inception
--------------------------------------------------------------------------------
Fixed Income Fund                    2/4/94    (2.76)%         6.95%       5.33%
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index(1)                 (0.83)%         7.73%       6.13%
--------------------------------------------------------------------------------
Lehman Gov't/Corp Bond Index(2)                (2.15)%         7.60%       5.96%
--------------------------------------------------------------------------------

(1) An unmanaged index composed of the Lehman Government/Corporate Bond Index, the Lehman Mortgage Backed Securities Index and Lehman Asset Backed Securities Index. The Lehman Government/Corporate Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Asset-Backed Index is composed of debt securities backed by credit card, auto and home equity loans that are rated investment grade or higher. The since inception performance of the index is calculated from 2/28/94. Previously, the fund used the Lehman Government/Corporate Bond Index as a benchmark. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison, because it is better suited to the fund's investment strategies.

(2) An unmanaged index comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade securities. The since inception performance of the index is calculated from 2/28/94.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                               None

  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.70%
  Distribution and Service (12b-1) Fees                                     None
  Other Expenses                                                           0.19%
  TOTAL                                                                    0.89%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.19)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                  0.70%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                 $   91
   3 years                                                                $  284
   5 years                                                                $  493
  10 years                                                                $1,096


                                                                               5
PROSPECTUS - First American Bond Funds
             Class Y Shares

Fund Summaries
INTERMEDIATE TERM INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Intermediate Term Income Fund's objective is to provide investors with current income to the extent consistent with preservation of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Term Income Fund invests in investment grade debt securities, such as:

* U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.

* mortgage- and asset-backed securities.

* corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of two to seven years and an average effective duration of two to six years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.


--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in the "More About The Funds -- Investment Strategies" Section.

Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. For additional explanation, see "Prepayment Risk" and "Extension Risk" in the "More About The Funds -- Investment Strategies" Section.

Foreign Security Risk
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Dollar Roll Transactions
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               6
PROSPECTUS - First American Bond Funds
             Class Y Shares

Fund Summaries
INTERMEDIATE TERM INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

14.62%     4.22%     7.01%     8.20%    -0.48%
----------------------------------------------
 1995      1996      1997      1998      1999

Best Quarter:     Quarter ending    June 30, 1995       4.71%
Worst Quarter:    Quarter ending    March 31, 1999     (0.60)%

 AVERAGE ANNUAL TOTAL RETURNS                  Inception                                   Since
AS OF 12/31/99                                      Date    One Year    Five Years     Inception
------------------------------------------------------------------------------------------------
Intermediate Term Income Fund                     2/4/94     (0.48)%         6.60%         5.76%
------------------------------------------------------------------------------------------------
Lehman Intermediate Gov't/Corp Bond Index(1)                  0.39%          7.09%         5.77%
------------------------------------------------------------------------------------------------

(1) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities. The since inception performance of the index is calculated from 2/28/94.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                               None

  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.70%
  Distribution and Service (12b-1) Fees                                     None
  Other Expenses                                                           0.17%
  TOTAL                                                                    0.87%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.17)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                  0.70%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                   $   89
 3 years                                                                  $  278
 5 years                                                                  $  482
10 years                                                                  $1,073


                                                                               7
PROSPECTUS - First American Bond Funds
             Class Y Shares

Fund Summaries
LIMITED TERM INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Limited Term Income Fund's objective is to provide investors with current income while maintaining a high degree of principal stability.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Limited Term Income Fund invests in investment grade debt securities, such as:

* mortgage- and asset-backed securities;

* corporate debt obligations.

* U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

* commercial paper.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity and an average effective duration for its portfolio securities of one to three years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.


--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in the "More About The Funds -- Investment Strategies" Section.

Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. For additional explanation, see "Prepayment Risk" and "Extension Risk" in the "More About The Funds -- Investment Strategies" Section.

Foreign Security Risk
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. In addition, the fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               8
PROSPECTUS - First American Bond Funds
             Class Y Shares

Fund Summaries
LIMITED TERM INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

 8.23%     5.60%     5.93%     6.08%     3.34%
----------------------------------------------
 1995      1996      1997      1998      1999

Best Quarter:     Quarter ending    June 30, 1995      2.47%
Worst Quarter:    Quarter ending    June 30, 1999      0.60%

AVERAGE ANNUAL TOTAL RETURNS                          Inception                                   Since
AS OF 12/31/99                                             Date   One Year    Five Years      Inception
-------------------------------------------------------------------------------------------------------
Limited Term Income Fund                                 2/4/94      3.34%         5.83%          5.18%
-------------------------------------------------------------------------------------------------------
Lehman Gov't/Corporate Index 1-3 Year Bond Index(1)                  2.96%         4.62%          5.68%
-------------------------------------------------------------------------------------------------------
Merrill Lynch 1-Year U.S. Treasury Bill Index(2)                     4.03%         5.85%          5.05%

(1) An unmanaged index of one to three year Treasury securities, other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities. The since inception performance of the index is calculated from 2/28/94. Previously, the fund used the Merrill Lynch 1-Year U.S. Treasury Bill Index as a benchmark. Going forward, the fund will use the Lehman Government/Corporate Index 1-3 Year Bond Index as a comparison, because it is better suited to the fund's investment strategies.

(2) An unmanaged index of one-year constant maturity Treasury bills. The since inception performance of the index is calculated from 2/28/94.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                               None

  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.70%
  Distribution and Service (12b-1) Fees                                     None
  Other Expenses                                                           0.17%
  TOTAL                                                                    0.87%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.27)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                  0.60%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.45%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                   $   89
 3 years                                                                  $  278
 5 years                                                                  $  482
10 years                                                                  $1,073


                                                                               9
PROSPECTUS - First American Bond Funds
             Class Y Shares

Fund Summaries
STRATEGIC INCOME FUND

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OBJECTIVE

Strategic Income Fund's objective is to provide investors with a high level of current income.


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MAIN INVESTMENT STRATEGIES

Under normal market conditions, Strategic Income Fund invests primarily (at least 65% of its total assets) in a combination of:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and investment grade debt obligations issued by domestic issuers.

* high-yield (non-investment grade) debt obligations issued by domestic issuers.

* investment grade and high-yield debt obligations issued by foreign governments and other foreign issuers.

Based upon historical returns, the fund's advisor expects these three categories of investments to have different returns and risks under similar market conditions. The advisor relies on the differences in the expected performance of each category to manage risks by allocating the fund's portfolio among the three categories above. The advisor also seeks to enhance the fund's performance by allocating more of its portfolio to the category that the advisor expects to offer the best balance between risk and return. Normally, the fund's assets will be invested in each of these three categories, with no more than 50% invested in any one category. However, the fund may from time to time invest up to 100% of its total assets in any one category if the advisor believes it will help the fund achieve its objective without undue risk to principal.

The fund's foreign investments may include investments in emerging markets.

The fund's investments may include securities which do not pay interest currently, such as zero coupon securities and delayed interest securities. The fund also may invest in payment-in-kind bonds, where interest is paid in other securities rather than cash.

In addition to debt obligations, the fund may invest in preferred stock, convertible securities and equity securities, including common stock and warrants. These investments may be denominated in U.S. dollars or foreign currencies.

There is no minimum rating requirement for securities in which the fund may invest (which means that the fund may invest in lower-rated securities or unrated securities of comparable quality, commonly referred to as "junk bonds"). In addition, there is no limitation on the average maturity or average effective duration of securities held by the fund.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.


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MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in "More About The Funds -- Investment Strategies" Section.

Risks of Foreign Securities
Investing in foreign securities involves risks not typically associated with U.S. investing. Risks of foreign investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions and foreign taxation.

Risks of High-Yield Securities
A significant portion of the fund's portfolio may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Risks of Emerging Markets
The fund may invest in emerging markets, where the risks of foreign investing are higher. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.


                                                                              10
PROSPECTUS - First American Bond Funds
             Class Y Shares

Fund Summaries
STRATEGIC INCOME FUND CONTINUED

Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. For additional explanation, see "Prepayment Risk" and "Extension Risk" in the "More About The Funds -- Investment Strategies" Section.

Risks of Common Stocks
The fund's investments may include common stock and warrants to purchase, or securities convertible into, common stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Risks of Dollar Roll Transactions
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.


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FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class Y shares were first offered in 1998, only one calendar year of information is available.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


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PROSPECTUS - First American Bond Funds
             Class Y Shares

Fund Summaries
STRATEGIC INCOME FUND CONTINUED

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FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

 3.32%
------
 1999

Best Quarter:     Quarter ending    December 31, 1999    2.95%
Worst Quarter:    Quarter ending    June 30, 1999       (0.56)%

AVERAGE ANNUAL TOTAL RETURNS              Inception                        Since
AS OF 12/31/99                                 Date      One Year      Inception
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Strategic Income Fund                       7/24/98         3.32%          1.66%
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Lehman Aggregate Bond Index(1)                             (0.83)%         0.45%
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(1) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The since inception performance of the index is calculated from 7/31/98.


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FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

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SHAREHOLDER FEES
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  MAXIMUM SALES CHARGE (LOAD)                                               None

  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
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  Management Fees                                                          0.70%
  Distribution and Service (12b-1) Fees                                     None
  Other Expenses                                                           0.23%
  TOTAL                                                                    0.93%
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(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Management." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.03)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                  0.90%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

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  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

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 1 year                                                                   $   95
 3 years                                                                  $  296
 5 years                                                                  $  515
10 years                                                                  $1,143


                                                                              12
PROSPECTUS - First American Bond Funds
             Class Y Shares

Policies & Services
MANAGING YOUR INVESTMENT

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BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor and that hold the shares in an omnibus account with the transfer agent. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase Class Y shares, contact your financial institution.

There is no initial or deferred sales charge on your purchase of Class Y shares. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.


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CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

Strategic Income Fund may hold portfolio securities that trade on weekends or other days when the fund does not price its shares. Therefore, the net asset value of Strategic Income Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.


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HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time and the funds' custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.


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HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchange will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.


                                                                              13
PROSPECTUS - First American Bond Funds
             Class Y Shares

Policies & Services
MANAGING YOUR INVESTMENT

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STAYING INFORMED

Shareholder Reports
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

Statements and Confirmations
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.


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DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you 'buy the dividend.' You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

Strategic Income Fund may realize foreign currency losses that will reduce the amount of ordinary income that the fund has available to distribute to shareholders. As a result, some of the distributions made by the fund may be characterized as a return of capital rather than as taxable dividends. Strategic Income Fund will report to shareholders after the close of the calendar year the portion of distributions made during the year that constituted a return of capital and the portion that constituted taxable dividends.


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TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


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TAXES ON DISTRIBUTIONS

Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of ordinary income.


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TAXES ON TRANSACTIONS

The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                                                                              14
PROSPECTUS - First American Bond Funds
             Class Y Shares

Additional Information
MANAGEMENT

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During the fiscal year ended September 30, 1999, after taking into account fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                                                                    Advisory Fee
                                                                       as a % of
                                                                   Average Daily
                                                                      Net Assets
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CORPORATE BOND FUND(1)                                                     0.70%

FIXED INCOME FUND                                                          0.51%

INTERMEDIATE TERM INCOME FUND                                              0.53%

LIMITED TERM INCOME FUND                                                   0.43%

STRATEGIC INCOME FUND                                                      0.67%
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(1) Corporate Bond Fund commenced operations as of the date of this Prospectus. The contractual fee rate is shown in the table.

Investment Advisor
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

Sub-Advisor
Federated Global Investment Management Corp.
175 Water Street
New York, New York 10038-4964

The sub-advisor has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

Federated Global Investment Management Corp. is a sub-advisor to the fund. The sub-advisor has been retained by the fund's investment advisor and is paid a portion of the advisory fee. Federated Global Investment Management Corp. manages the fund's investments in investment grade and high-yield foreign government and foreign corporate debt obligations.

First American Asset Management manages the fund's investments in U.S. government obligations, investment grade and domestic debt obligations and U.S. dollar denominated foreign corporate debt obligations, and determines how the fund's assets will be allocated among the three sectors in which the fund invests. The sub-advisor and other subsidiaries of Federated Investors serve as investment advisors to a number of investment companies and private accounts.

The sub-advisor and other subsidiaries of Federated Investors serve as investment advisors to a number of investment companies and private accounts.

Distributor
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

Direct Fund Correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330


                                                                              15
PROSPECTUS - First American Bond Funds
             Class Y Shares

Additional Information
MANAGEMENT CONTINUED

Additional Compensation
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bank provides or compensates others to provide administrative services to all open-end funds in the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. U.S. Bank receives total fees equal, on an annual basis, to 0.12% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. These fees are allocated among the funds in the First American family of funds on the basis of their relative net asset values. Additionally, the funds pay U.S. Bank fees based upon the number of funds and accounts maintained.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

Portfolio Management
Each fund's investments are managed by a team of persons associated with First American Asset Management or, in the case of Strategic Income Fund, the sub-advisor.


                                                                              16
PROSPECTUS - First American Bond Funds
             Class Y Shares

Additional Information
MORE ABOUT THE FUNDS

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OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.


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INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

Investment Approach
For funds other than Strategic Income Fund and Corporate Bond Fund, fund managers generally employ a "top-down" approach in selecting securities for the funds. First, they determine their economic outlook and the direction in which inflation and interest rates are expected to move. Then they choose certain sectors or industries within the overall market. Last, they select individual securities within those sectors for the funds. Fund managers also analyze expected changes to the yield curve under multiple market conditions to help define maturity and duration selection. For the Corporate Bond Fund, fund managers employ a "bottom-up" approach to identify relative value in the corporate bond market.

For Strategic Income Fund, the advisor is responsible for allocating the fund's portfolio among the three categories of securities in which the fund invests, as discussed above in the "Fund Summaries" section. After making this allocation, the advisor uses the top-down approach discussed above to select the fund's investments in U.S. government and investment grade domestic debt obligations. In selecting domestic high-yield securities, the advisor focuses on individual security selection, analyzing the business, competitive position and financial condition of each issuer to assess whether the security's risk is commensurate with its potential return. With regard to the fund's investments in foreign securities, the fund's sub-advisor looks primarily for securities offering higher interest rates. The sub-advisor attempts to manage the risks of these securities by investing the foreign security portion of the fund's portfolio in a large number of securities from a wide range of foreign countries, and by allocating this portion of the portfolio among countries whose markets, based on historical analysis, respond differently to changes in the global economy.

Effective Maturity
Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but could result in more volatility in an environment of adverse (rising) interest rates, rather than if the fund calculated average weighted maturity based on the portfolio securities' actual stated or final maturity.

Effective Duration
Each fund, other than Strategic Income Fund, attempts to maintain the effective duration of its portfolio securities within a specified range. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.

Temporary Investments
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. These investments may result in a lower yield than would be available from investments with a lower quality or longer term and may prevent a fund from achieving its investment objectives.

Portfolio Turnover
Portfolio turnover for Corporate Bond Fund is expected to be low under normal market conditions. Other funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate (except for Corporate Bond Fund, which just began operations).


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RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

Interest Rate Risk
Debt securities in the funds will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. ARMS are generally less sensitive to interest rate changes because their interest rates move with market rates. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest


                                                                              17
PROSPECTUS - First American Bond Funds
             Class Y Shares

Additional Information
MORE ABOUT THE FUNDS CONTINUED

securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

Income Risk
The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk," or prepaid, see "Prepayment Risk") in lower-yielding securities.

Risks of High-Yield Securities
A significant portion of the portfolios of Strategic Income Fund and Corporate Bond Fund may consist of lower-rated corporate debt obligations, which are commonly referred to as "high yield" securities or "junk bonds." Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Liquidity Risk
Strategic Income Fund and Corporate Bond Fund are exposed to liquidity risk because of their investments in high yield bonds. Strategic Income Fund's investment in emerging markets also exposes it to liquidity risk. Trading opportunities are more limited for debt securities that have received ratings below investment grade or are issued by companies located in emerging markets. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, these funds may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a fund's performance. Infrequent trading may also lead to greater price volatility.

Credit Risk
Each fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a securities lending agreement or repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

Each fund other than Strategic Income Fund and Corporate Bond Fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities.

Call Risk
Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The funds are subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Prepayment Risk
Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A fund holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

Extension Risk
Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short -or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.


Risks of Dollar Roll Transactions
In a dollar roll transaction, a fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be


                                                                              18
PROSPECTUS - First American Bond Funds
             Class Y Shares

Additional Information
MORE ABOUT THE FUNDS CONTINUED

purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit a fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by a fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.

Risks of Securities Lending
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

Risks of Active Management
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.


--------------------------------------------------------------------------------
ADDITIONAL RISKS OF STRATEGIC INCOME FUND

Risks of Foreign Investing
Foreign investing involves risks not typically associated with U.S. investing. These risks include:

CURRENCY RISK. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.

POLITICAL AND ECONOMIC RISKS. Foreign investing is subject to the risk of political, social or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

FOREIGN TAX RISK. The fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the Statement of Additional Information for details.

RISK OF INVESTMENT RESTRICTIONS. Some countries, particularly emerging markets, restrict varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

FOREIGN SECURITIES MARKET RISK. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subjectto less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INFORMATION RISK. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

Risks of Emerging Markets
Investing in securities of issuers in emerging markets involves exposure to economic infrastructures that are generally less diverse and mature than political systems that can be expected to have less stability than, and to those of developed countries. Other characteristics of emerging market countries that may affect investment in their markets include certain governmental policies that may restrict investment by foreigners and the absence of developed legal structures governing private and foreign investments and private property. The typical small size of the markets for securities issued by issuers located in emerging markets and the possibility of low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Sector Risk
A substantial part of Strategic Income Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with similar characteristics. As a result, the fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.


                                                                              19
PROSPECTUS - First American Bond Funds
             Class Y Shares

Additional Information
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y shares of each fund. No information is presented for the Corporate Bond Fund as that fund was not offered prior to the date of this prospectus. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.

The information for the fiscal year ended September 30, 1999, has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.

FIXED INCOME FUND

                                                                FISCAL YEAR ENDED SEPTEMBER 30,
                                                 1999           1998           1997          1996           1995
------------------------------------------   ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
Net Asset Value, Beginning of Period         $    11.69     $    10.96     $    10.76     $    10.97     $    10.37
                                             ----------     ----------     ----------     ----------     ----------
Investment Operations:
  Net Investment Income                            0.61           0.60           0.62           0.63           0.66
  Net Gains (Losses) on Investments
   (both realized and unrealized)                 (0.89)          0.74           0.27          (0.11)          0.62
                                             ----------     ----------     ----------     ----------     ----------
  Total From Investment Operations                (0.28)          1.34           0.89           0.52           1.28
                                             ----------     ----------     ----------     ----------     ----------
Less Distributions:
  Dividends (from Net Investment Income)          (0.61)         (0.60)         (0.62)         (0.63)         (0.65)
  Distributions (from Capital Gains)              (0.15)         (0.01)         (0.07)         (0.10)         (0.03)
                                             ----------     ----------     ----------     ----------     ----------
  Total Distributions                             (0.76)         (0.61)         (0.69)         (0.73)         (0.68)
                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period               $    10.65     $    11.69     $    10.96     $    10.76     $    10.97
                                             ==========     ==========     ==========     ==========     ==========
Total Return                                      (2.44)%        12.66%          8.54%          4.90%         12.86%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)              $1,239,900     $1,210,661     $  705,719     $  391,211     $  289,816
Ratio of Expenses to Average Net Assets            0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of Net Income to Average Net Assets          5.57%          5.35%          5.71%          5.81%          6.28%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                               0.89%          0.86%          0.88%          0.87%          0.94%
Ratio of Net Income to Average Net Assets
 (excluding waivers)                               5.38%          5.19%          5.53%          5.64%          6.04%
Portfolio Turnover Rate                              90%           147%           130%           108%           106%
------------------------------------------   ----------     ----------     ----------     ----------     ----------


                                                                              20
PROSPECTUS - First American Bond Funds
             Class Y Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

INTERMEDIATE TERM INCOME FUND

                                                                               FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1999         1998         1997         1996         1995
-------------------------------------------------------------   --------     --------     --------     --------     --------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $  10.42     $   9.98     $   9.93     $   9.94     $   9.55
                                                                --------     --------     --------     --------     --------
Investment Operations:
  Net Investment Income                                             0.52         0.53         0.55         0.55         0.58
  Net Gains (Losses) on Investments
   (both realized and unrealized)                                  (0.53)        0.46         0.13           --         0.39
                                                                --------     --------     --------     --------     --------
  Total From Investment Operations                                 (0.01)        0.99         0.68         0.55         0.97
                                                                --------     --------     --------     --------     --------
Less Distributions:
  Dividends (from Net Investment Income)                           (0.52)       (0.53)       (0.56)       (0.55)       (0.58)
  Distributions (from Capital Gains)                               (0.12)       (0.02)       (0.07)       (0.01)          --
                                                                --------     --------     --------     --------     --------
  Total Distributions                                              (0.64)       (0.55)       (0.63)       (0.56)       (0.58)
                                                                --------     --------     --------     --------     --------
Net Asset Value, End of Period                                  $   9.77     $  10.42     $   9.98     $   9.93     $   9.94
                                                                ========     ========     ========     ========     ========
Total Return                                                       (0.06)%      10.27%        6.98%        5.63%       10.51%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $348,864     $430,672     $324,250     $ 98,702     $ 88,375
Ratio of Expenses to Average Net Assets                             0.70%        0.70%        0.70%        0.70%        0.70%
Ratio of Net Income to Average Net Assets                           5.17%        5.24%        5.51%        5.45%        5.94%
Ratio of Expenses to Average Net Assets (excluding waivers)         0.87%        0.86%        0.92%        0.88%        0.94%
Ratio of Net Income to Average Net Assets (excluding waivers)       5.00%        5.08%        5.29%        5.27%        5.70%
Portfolio Turnover Rate                                               65%         166%         165%         161%          69%
-------------------------------------------------------------   --------     --------     --------     --------     --------


LIMITED TERM INCOME FUND

                                                                                FISCAL YEAR ENDED SEPTEMBER 30,
                                                                   1999         1998         1997         1996        1995
--------------------------------------------------------------   --------     --------     --------     -------     --------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $  10.04     $   9.94     $   9.91     $  9.92     $   9.85
                                                                 --------     --------     --------     -------     --------
Investment Operations:
  Net Investment Income                                              0.52         0.53         0.56        0.58         0.56
  Net Gains (Losses) on Investments
   (both realized and unrealized)                                   (0.17)        0.10         0.03       (0.01)        0.07
                                                                 --------     --------     --------     -------     --------
  Total From Investment Operations                                   0.35         0.63         0.59        0.57         0.63
                                                                 --------     --------     --------     -------     --------
Less Distributions:
  Dividends (from Net Investment Income)                            (0.52)       (0.53)       (0.56)      (0.58)       (0.56)
                                                                 --------     --------     --------     -------     --------
  Total Distributions                                               (0.52)       (0.53)       (0.56)      (0.58)       (0.56)
                                                                 --------     --------     --------     -------     --------
Net Asset Value, End of Period                                   $   9.87     $  10.04     $   9.94     $  9.91     $   9.92
                                                                 ========     ========     ========     =======     ========
Total Return                                                         3.53%        6.55%        6.09%       5.93%        6.57%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $119,522     $173,136     $184,368     $93,588     $111,439
Ratio of Expenses to Average Net Assets                              0.60%        0.60%        0.60%       0.60%        0.60%
Ratio of Net Income to Average Net Assets                            5.15%        5.33%        5.60%       5.80%        5.67%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.87%        0.87%        0.90%       0.84%        0.97%
Ratio of Net Income to Average Net Assets (excluding waivers)        4.88%        5.06%        5.30%       5.56%        5.30%
Portfolio Turnover Rate                                                65%         112%         147%         61%         120%
--------------------------------------------------------------   --------     --------     --------     -------     --------


                                                                              21
PROSPECTUS - First American Bond Funds
             Class Y Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

STRATEGIC INCOME FUND

                                                               FISCAL YEAR ENDED    PERIOD ENDED
                                                                 SEPTEMBER 30,      SEPTEMBER 30,
                                                                    1999(3)            1998(1)
-------------------------------------------------------------  -----------------    -------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $   9.27           $ 10.00
                                                                    --------           -------
Investment Operations:
  Net Investment Income                                                 0.80              0.14
  Net Gains (Losses) on Investments
   (both realized and unrealized)                                      (0.25)            (0.75)
                                                                    --------           -------
  Total From Investment Operations                                      0.55             (0.61)
                                                                    --------           -------
Less Distributions:
  Dividends (from Net Investment Income)                               (0.73)            (0.12)
                                                                    --------           -------
  Total Distributions                                                  (0.73)            (0.12)
                                                                    --------           -------
Net Asset Value, End of Period                                      $   9.09           $  9.27
                                                                    ========           =======
Total Return                                                            5.96%            (6.13)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                     $184,666           $54,491
Ratio of Expenses to Average Net Assets                                 0.90%             0.90%(2)
Ratio of Net Income to Average Net Assets                               8.56%             8.44%(2)
Ratios of Expenses to Average Net Assets (excluding waivers)            0.93%             1.05%(2)
Ratio of Net Income to Average Net Assets (excluding waivers)           8.53%             8.29%(2)
Portfolio Turnover Rate                                                   40%               61%
-------------------------------------------------------------       --------           -------

(1) Class Y shares have been offered since July 24, 1998.

(2) Annualized.

(3) Per share data for 1999 was calculated using the average shares outstanding method.


                                                                              22
PROSPECTUS - First American Bond Funds
             Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).


--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfosec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. BOX 1330, MINNEAPOLIS, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investments Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

1/2000 3017-99

SEC file number: 811-05309


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